Long-term incentive plans based on Telefónica, S.A. shares - Narrative (Details)					1 Months Ended	12 Months Ended				36 Months Ended
	Apr. 12, 2024 cycle	Apr. 08, 2022 EUR (€)	Apr. 23, 2021 cycle	Mar. 17, 2021 cycle	Mar. 31, 2024 employee	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022	Dec. 31, 2021 model	Dec. 31, 2026 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 30, 2023 shares
FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)						40.00%	40.00%	40.00%
Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)			50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)			40.00%
Delivery percent (CO2 emissions neutralization, maximum compliance)			10.00%
Award vesting period			5 years						5 years
Number of independent cycles			3						3
Period in force of each cycle			3 years						3 years
Performance Share Plan 2024-2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)	50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)	40.00%
Delivery percent (CO2 emissions neutralization, maximum compliance)	5.00%
Delivery percent (women in executive positions compliance, in percentage)	0.05
Award vesting period	5 years
Number of independent cycles | cycle	3
Period in force of each cycle	3 years
Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)				50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)				40.00%
Delivery percent (CO2 emissions neutralization, maximum compliance)				10.00%
Award vesting period				5 years
Number of independent cycles | cycle				3
Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of shares an employee is allowed to purchase | €		€ 1,800
Maximum number of shares an employee is allowed to purchase (in percentage)		0.38%
Number of employees registered | employee					10,255,044
Talent For The Future Share Plan 2024-2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)	50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)	40.00%
Delivery percent (CO2 emissions neutralization, maximum compliance)	5.00%
Delivery percent (women in executive positions compliance, in percentage)	0.05
Award vesting period	5 years
Number of independent cycles | cycle	3
Period in force of each cycle	3 years
First cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)														19,425,499
Number of shares outstanding (shares)							17,728,523						17,728,523
Weighted-average payment coefficient (as a percent)						89.45%
First cycle | Performance Share Plan 2021-2025 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							9,712,749
Number of shares outstanding (shares)							8,864,262						8,864,262
First cycle | Performance Share Plan 2021-2025 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							7,770,200
Number of shares outstanding (shares)							7,091,409						7,091,409
First cycle | Performance Share Plan 2021-2025 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							1,942,550
Number of shares outstanding (shares)							1,772,852						1,772,852
First cycle | Performance Share Plan 2024-2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding (shares)						15,317,175						15,317,175
First cycle | Performance Share Plan 2024-2028 | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										15,353,759
First cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)													1,751,500
Number of shares outstanding (shares)							1,557,000						1,557,000
Weighted-average payment coefficient (as a percent)						89.45%
First cycle | Talent for the Future Share Plan 2021-2025 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						875,750
Number of shares outstanding (shares)						778,500						778,500
First cycle | Talent for the Future Share Plan 2021-2025 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						700,600
Number of shares outstanding (shares)						622,800						622,800
First cycle | Talent for the Future Share Plan 2021-2025 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						175,150
Number of shares outstanding (shares)						155,700						155,700
First cycle | Talent For The Future Share Plan 2024-2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)										1,530,500
Number of shares outstanding (shares)						1,513,500						1,513,500
First cycle | Talent For The Future Share Plan 2024-2028 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						765,250
Number of shares outstanding (shares)						756,750						756,750
First cycle | Talent For The Future Share Plan 2024-2028 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						612,200
Number of shares outstanding (shares)						605,400						605,400
First cycle | Talent For The Future Share Plan 2024-2028 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						76,525
Number of shares outstanding (shares)						75,675						75,675
First cycle | Talent For The Future Share Plan 2024-2028 | Women managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						76,525
Number of shares outstanding (shares)						75,675						75,675
Second cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)												15,069,650
Number of shares outstanding (shares)						13,851,509						13,851,509
Weighted-average payment coefficient (as a percent)						100.00%
Second cycle | Performance Share Plan 2021-2025 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						7,534,825
Number of shares outstanding (shares)						6,925,755						6,925,755
Second cycle | Performance Share Plan 2021-2025 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						6,027,860
Number of shares outstanding (shares)						5,540,604						5,540,604
Second cycle | Performance Share Plan 2021-2025 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						1,506,965
Number of shares outstanding (shares)						1,385,150						1,385,150
Second cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)												1,646,500
Number of shares outstanding (shares)						1,458,000						1,458,000
Weighted-average payment coefficient (as a percent)						100.00%
Second cycle | Talent for the Future Share Plan 2021-2025 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						823,250
Number of shares outstanding (shares)						729,000						729,000
Second cycle | Talent for the Future Share Plan 2021-2025 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						658,600
Number of shares outstanding (shares)						583,200						583,200
Second cycle | Talent for the Future Share Plan 2021-2025 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						164,650
Number of shares outstanding (shares)						145,800						145,800
Third cycle | Performance Share Plan 2021-2025 | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)											16,618,564
Number of shares outstanding (shares)						15,856,658						15,856,658
Third cycle | Performance Share Plan 2021-2025 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						8,309,282
Number of shares outstanding (shares)						7,928,329						7,928,329
Third cycle | Performance Share Plan 2021-2025 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						6,647,426
Number of shares outstanding (shares)						6,342,664						6,342,664
Third cycle | Performance Share Plan 2021-2025 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						1,661,856
Number of shares outstanding (shares)						1,585,665						1,585,665
Third cycle | Performance Share Plan 2024-2028 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						7,676,879
Number of shares outstanding (shares)						7,658,587						7,658,587
Third cycle | Performance Share Plan 2024-2028 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						6,141,504
Number of shares outstanding (shares)						6,126,870						6,126,870
Third cycle | Performance Share Plan 2024-2028 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						767,688
Number of shares outstanding (shares)						765,859						765,859
Third cycle | Performance Share Plan 2024-2028 | Women managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						767,688
Number of shares outstanding (shares)						765,859						765,859
Third cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)											1,771,500
Number of shares outstanding (shares)						1,663,000						1,663,000
Third cycle | Talent for the Future Share Plan 2021-2025 | TSR objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						885,750
Number of shares outstanding (shares)						831,500						831,500
Third cycle | Talent for the Future Share Plan 2021-2025 | FCF objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						708,600
Number of shares outstanding (shares)						665,200						665,200
Third cycle | Talent for the Future Share Plan 2021-2025 | C02 E.N. objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						177,150
Number of shares outstanding (shares)						166,300						166,300